Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
401(k) [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan cost, recognized	$ 1.9	$ 1.6	$ 1.4
CANADA | Registered Retirement Savings Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan cost, recognized	$ 0.2	$ 0.3	$ 0.2